Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 partner person series	Dec. 31, 2010	Dec. 31, 2009	Dec. 09, 2011
Equity
Joint venture ownership percentage	50.00%	50.00%			50.00%
Common stock reserved for possible conversion (in shares)	61,668,104	61,668,104
Shares of common stock issued to limited partners in exchange for units		584,432	247,640	1,866,474
Number of limited partners exchanging units		31
Common stock issued related to employee and director stock options exercised (in shares)		324,720	178,683	181,850
Net proceeds of option exercises (in dollars)		$ 9.6
Operating Partnership issued units in connection with the acquisition	73,428
Right to elect number of board of directors		4
Minimum number of additional classes or series of common stock that the Board is authorized to reclassify from excess common stock		1
Common Stock
Equity
Common stock, voting rights		one vote for each share held of record
Class B common stock | Common Stock
Equity
Class B shares outstanding	8,000	8,000
Number of voting trusts		2